Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)

The current and deferred portions of the income tax expense (benefit) included in the statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended March 31,
	2025	2024
Current	$462	$(39)
Deferred	(6)	(454)
Income tax expense (benefit)	$456	$(493)

Schedule of Income Tax Reconciliation

The following table presents a reconciliation between the theoretical income tax provision computed by applying Singapore federal statutory rate and our actual income tax expense:

	Year Ended March 31,
	2025	2024
Income tax provision at statutory rates	$(286)	$(780)
Tax effects of
Deferred tax assets not recognized	66	197
Reversal of temporary differences	-	(452)
Income exempt from income taxes	(761)	-
Expenses not deductible for income tax purposes	1,434	802
Tax exemption and rebates	-	(260)
Other	3	-
Income tax provision (benefit) as reported	$456	$(493)

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities at March 31, 2025 and 2024 are as follows:
	March 31,
	2025	2024
Deferred Tax Assets
Net operating loss carryover	2,812	2,360
Accrued expenses	-	10
Other	-	2
Valuation allowance	(2,812)	(2,360)
	-	12
Deferred Tax Liabilities
Accrued expenses	$-	$(37)
Temporary difference on property and equipment	(185)	(166)
Basis difference of customer backlog from acquisitions	(70)	5
Basis difference of property and equipment	-	(74)
Other	-	9
	(255)	(263)
Net deferred tax liability	$(255)	$(251)